Marketable Securities:	6 Months Ended
Jun. 30, 2022
Investments, All Other Investments [Abstract]
Marketable Securities:

Note 4. Marketable Securities:

	June 30,	December 31,
Schedule of Marketable Securities Value	2022	2021
Equity securities
Fair value and carrying value at beginning of period	$105,218	$83,575
Increase in fair value	54,823	21,643
Fair value and carrying value at balance sheet date	$160,041	$105,218

Marketable equity securities are classified as trading securities and accounted for at fair value, based on quoted market prices with unrealized gains or losses recorded in the Consolidated Statements of Operations.

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions. The fair values of the Company's marketable equity securities as at the balance sheet date are based on Level 1 inputs.